CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Total	Common shares	Issued capital	Issued capital Preferred shares	Issued capital Common shares	Contributed surplus	Retained earnings	Retained earnings Preferred shares	Retained earnings Common shares	Accumulated other comprehensive income (loss), net of taxes	Total shareholders' equity	Participating policyholders	Non-controlling interests’ equity
Equity, beginning of year at Dec. 31, 2019				$ 2,257,000,000	$ 8,289,000,000	$ 73,000,000	$ 11,318,000,000			$ 1,461,000,000		$ 1,091,000,000	$ 19,000,000
Changes in equity [abstract]
Issued during the year				0
Issuance costs, net of tax				0
Redemption of shares	$ 200,000,000			0			0
Stock options exercised		$ 23,000,000			23,000,000	(5,000,000)
Common shares purchased for cancellation		(50,000,000)			(50,000,000)		(150,000,000)
Share-based payments						4,000,000
Net income (loss)	2,792,000,000						2,498,000,000					283,000,000	11,000,000
Dividends on shares								$ (94,000,000)	$ (1,283,000,000)
Changes attributable to acquisition							0						0
Total other comprehensive income (loss) for the year	122,000,000									128,000,000	$ 128,000,000	(6,000,000)
Additional contribution													13,000,000
Distribution to non-controlling interests													(18,000,000)
Equity, end of year at Dec. 31, 2020	25,862,000,000		$ 22,212,000,000	2,257,000,000	8,262,000,000	72,000,000	12,289,000,000			1,589,000,000	24,469,000,000	1,368,000,000	25,000,000
Changes in equity [abstract]
Issued during the year				1,000,000,000
Issuance costs, net of tax				7,000,000
Redemption of shares	0			(1,025,000,000)			(20,000,000)
Stock options exercised		43,000,000			43,000,000	(7,000,000)
Common shares purchased for cancellation		$ 0			0		0
Share-based payments						6,000,000
Net income (loss)	4,370,000,000						4,035,000,000					335,000,000	0
Dividends on shares								$ (101,000,000)	$ (1,351,000,000)
Changes attributable to acquisition							(139,000,000)						15,000,000
Total other comprehensive income (loss) for the year	(606,000,000)									(603,000,000)	(603,000,000)	(3,000,000)
Additional contribution													37,000,000
Distribution to non-controlling interests													(18,000,000)
Equity, end of year at Dec. 31, 2021	$ 28,073,000,000		$ 24,075,000,000	$ 2,239,000,000	$ 8,305,000,000	$ 71,000,000	$ 14,713,000,000			$ 986,000,000	$ 26,314,000,000	$ 1,700,000,000	$ 59,000,000